Fair Value Measurements - Schedule of market assumptions used in the Level 3 valuation of the Public Warrants (Details) - Public Warrants [Member]	Feb. 09, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Underlying stock price	$ 9.72
Exercise price	$ 11.5
Remaining term (years)	6 years 2 months 26 days
Volatility	5.00%
Risk-free rate	3.81%
Pre-adjusted value per share	$ 0.86
Market adjustment	13.10%